UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2017

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
8/31/17 (Unaudited)

COMMON STOCKS (97.4%)(a)
		Shares	Value

Aerospace and defense (5.0%)

Airbus SE (France)		500,842	$42,099,638

Northrop Grumman Corp.		1,409,590	383,704,494

Raytheon Co.		846,200	154,016,862

			579,820,994
Airlines (0.8%)

Southwest Airlines Co.		1,866,400	97,314,096

			97,314,096
Auto components (1.0%)

Delphi Automotive PLC (United Kingdom)		1,174,800	113,250,720

			113,250,720
Automobiles (0.5%)

General Motors Co.		1,440,800	52,646,832

			52,646,832
Banks (12.2%)

Bank of America Corp.		14,066,094	336,038,986

Citigroup, Inc.		5,306,603	361,008,202

JPMorgan Chase & Co.		4,477,846	406,991,423

KeyCorp		4,052,900	69,750,409

Regions Financial Corp.		7,971,300	112,475,043

Wells Fargo & Co.		2,562,040	130,843,383

			1,417,107,446
Beverages (2.5%)

Dr. Pepper Snapple Group, Inc.		1,110,800	101,138,340

Molson Coors Brewing Co. Class B		603,100	54,128,225

PepsiCo, Inc.		1,132,300	131,041,079

			286,307,644
Biotechnology (2.6%)

Amgen, Inc.		810,300	144,047,031

Gilead Sciences, Inc.		1,918,500	160,597,635

			304,644,666
Building products (1.2%)

Johnson Controls International PLC		3,458,941	136,939,474

			136,939,474
Capital markets (4.6%)

Charles Schwab Corp. (The)		4,043,000	161,315,700

Goldman Sachs Group, Inc. (The)		465,293	104,104,656

Invesco, Ltd.		1,376,000	45,105,280

KKR & Co. LP		4,799,696	91,242,221

State Street Corp.		1,403,380	129,798,616

			531,566,473
Chemicals (2.9%)

Air Products & Chemicals, Inc.		545,300	79,270,261

CF Industries Holdings, Inc.		1,911,400	55,411,486

Dow Chemical Co. (The)		1,815,489	121,002,342

E. I. du Pont de Nemours & Co.		921,342	77,328,234

			333,012,323
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $52) (Private) (Germany)(F)(RES)(NON)		39	35

New Middle East Other Assets GmbH (acquired 8/2/13, cost $21) (Private) (Germany)(F)(RES)(NON)		16	14

			49
Communications equipment (0.9%)

Cisco Systems, Inc.		3,170,907	102,134,914

			102,134,914
Consumer finance (0.7%)

Capital One Financial Corp.		933,500	74,315,935

Oportun Financial Corp. (acquired 6/23/15, cost $2,781,056) (Private)(F)(RES)(NON)		975,809	2,355,905

			76,671,840
Containers and packaging (1.3%)

Ball Corp.		1,922,200	76,868,778

Sealed Air Corp.		1,790,000	79,440,200

			156,308,978
Diversified telecommunication services (2.2%)

AT&T, Inc.		5,117,400	191,697,804

Verizon Communications, Inc.		1,302,570	62,484,283

			254,182,087
Electric utilities (3.3%)

American Electric Power Co., Inc.		1,029,200	75,779,996

Edison International		1,039,400	83,339,092

Exelon Corp.		2,660,700	100,760,709

NextEra Energy, Inc.		356,100	53,596,611

PG&E Corp.		940,800	66,213,504

			379,689,912
Energy equipment and services (0.7%)

Halliburton Co.		1,981,600	77,222,952

			77,222,952
Equity real estate investment trusts (REITs) (2.6%)

American Tower Corp.		601,100	88,992,855

Boston Properties, Inc.		702,900	84,769,740

Federal Realty Investment Trust		466,700	59,238,231

Gaming and Leisure Properties, Inc.		1,751,546	68,643,088

			301,643,914
Food and staples retail (1.1%)

Kroger Co. (The)		2,880,300	62,992,161

Walgreens Boots Alliance, Inc.		824,600	67,204,900

			130,197,061
Food products (0.8%)

Kraft Heinz Co. (The)		1,198,300	96,762,725

			96,762,725
Health-care equipment and supplies (2.3%)

Becton Dickinson and Co.		892,795	178,059,035

Danaher Corp.		1,008,000	84,087,360

			262,146,395
Health-care providers and services (1.4%)

Cigna Corp.		907,100	165,146,626

			165,146,626
Hotels, restaurants, and leisure (0.7%)

Hilton Worldwide Holdings, Inc.		1,343,099	86,401,559

			86,401,559
Household durables (0.5%)

FabFurnish GmbH (acquisition dates ranging from 8/2/13 to 8/31/16, cost $52) (Private) (Germany)(F)(RES)(NON)		78	70

PulteGroup, Inc.		2,106,300	54,384,666

			54,384,736
Household products (0.2%)

Colgate-Palmolive Co.		332,100	23,791,644

			23,791,644
Independent power and renewable electricity producers (1.5%)

Calpine Corp.(NON)		5,093,582	74,875,655

NRG Energy, Inc.		3,897,600	97,089,216

			171,964,871
Industrial conglomerates (1.3%)

General Electric Co.		2,854,220	70,071,101

Honeywell International, Inc.		563,600	77,928,972

			148,000,073
Insurance (4.0%)

American International Group, Inc.		2,327,478	140,765,869

Assured Guaranty, Ltd.		3,103,580	132,026,293

Chubb, Ltd.		666,700	94,284,714

Hartford Financial Services Group, Inc. (The)		1,885,900	101,970,613

			469,047,489
Internet and direct marketing retail (—%)

Global Fashion Holding SA (acquired 8/2/13, cost $2,567,154) (Private) (Luxembourg)(F)(RES)(NON)		60,600	653,157

			653,157
Internet software and services (1.5%)

Alphabet, Inc. Class C(NON)		186,496	175,181,288

			175,181,288
IT Services (2.0%)

DXC Technology Co.		1,535,500	130,517,500

Fidelity National Information Services, Inc.		1,051,300	97,686,796

			228,204,296
Life sciences tools and services (1.0%)

Agilent Technologies, Inc.		1,877,800	121,531,216

			121,531,216
Machinery (0.4%)

Fortive Corp.		696,550	45,254,854

			45,254,854
Media (3.7%)

Charter Communications, Inc. Class A(NON)		278,059	110,817,634

Comcast Corp. Class A		6,862,200	278,673,942

DISH Network Corp. Class A(NON)		599,600	34,351,084

			423,842,660
Metals and mining (1.5%)

Alcoa Corp.(NON)		4,087,900	179,377,052

			179,377,052
Mortgage real estate investment trusts (REITs) (0.4%)

MFA Financial, Inc.		5,132,105	45,059,882

			45,059,882
Oil, gas, and consumable fuels (8.1%)

Anadarko Petroleum Corp.		1,758,382	71,970,575

Cheniere Energy, Inc.(NON)		1,168,500	50,000,115

ConocoPhillips		3,405,400	148,679,764

EOG Resources, Inc.		1,050,800	89,307,492

Exxon Mobil Corp.		2,437,092	186,023,232

Marathon Oil Corp.		10,823,280	120,354,874

Pioneer Natural Resources Co.		225,700	29,262,005

Suncor Energy, Inc. (Canada)		1,962,898	61,508,067

Total SA (France)		1,472,068	76,134,076

Valero Energy Corp.		1,630,800	111,057,480

			944,297,680
Personal products (1.2%)

Coty, Inc. Class A		2,626,521	43,547,718

Edgewell Personal Care Co.(NON)(S)		1,287,368	97,762,726

			141,310,444
Pharmaceuticals (6.5%)

AstraZeneca PLC ADR (United Kingdom)(S)		3,621,800	108,038,294

Eli Lilly & Co.		1,865,800	151,670,882

Johnson & Johnson		1,871,070	247,673,536

Merck & Co., Inc.		2,389,091	152,567,351

Pfizer, Inc.		2,751,320	93,324,774

			753,274,837
Road and rail (0.9%)

Union Pacific Corp.		1,029,800	108,437,940

			108,437,940
Semiconductors and semiconductor equipment (3.4%)

Applied Materials, Inc.		1,474,000	66,506,880

Broadcom, Ltd.		231,500	58,354,205

Intel Corp.		2,032,200	71,269,254

NXP Semiconductor NV(NON)		718,400	81,150,464

Texas Instruments, Inc.		1,445,100	119,683,182

			396,963,985
Software (3.4%)

Microsoft Corp.		5,267,200	393,828,544

			393,828,544
Specialty retail (1.4%)

Home Depot, Inc. (The)		500,300	74,979,961

O'Reilly Automotive, Inc.(NON)		471,800	92,534,134

			167,514,095
Technology hardware, storage, and peripherals (1.9%)

Apple, Inc.		1,330,700	218,234,800

			218,234,800
Thrifts and mortgage finance (0.8%)

Radian Group, Inc.		5,334,040	93,345,700

			93,345,700
Wireless telecommunication services (0.5%)

Vodafone Group PLC ADR (United Kingdom)(S)		2,152,332	62,482,197

			62,482,197

Total common stocks (cost $8,641,429,797)			$11,307,103,120

CONVERTIBLE PREFERRED STOCKS (1.1%)(a)
		Shares	Value

American Tower Corp. $5.50 cv. pfd. (R )		125,877	$16,411,214

Arconic, Inc. $2.688 cv. pfd.		812,125	33,004,760

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $309,232) (Luxembourg) (Private)(F)(RES)(NON)		40,826	448,837

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.		304,344	59,401,862

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $7,592) (Private)(F)(RES)(NON)		2,664	6,432

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $145,237) (Private)(F)(RES)(NON)		46,107	123,034

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $341,111) (Private)(F)(RES)(NON)		67,016	288,965

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $494,779) (Private)(F)(RES)(NON)		97,206	419,140

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $277,459) (Private)(F)(RES)(NON)		50,539	235,043

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $837,565) (Private)(F)(RES)(NON)		109,058	709,524

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,349,227) (Private)(F)(RES)(NON)		824,290	1,990,092

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $2,970,584) (Private)(F)(RES)(NON)		1,042,310	2,516,459

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $9,110,862) (Private)(F)(RES)(NON)		3,199,825	7,717,978

Total convertible preferred stocks (cost $100,471,998)			$123,273,340

SHORT-TERM INVESTMENTS (2.4%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills 1.099%, 2/8/18(SEGSF)		$4,946,000	$4,923,084

U.S. Treasury Bills 1.081%, 2/15/18(SEGSF)		4,941,000	4,916,905

U.S. Treasury Bills 1.048%, 12/7/17(SEGSF)		1,451,000	1,447,184

U.S. Treasury Bills 1.012%, 1/18/18(SEGSF)		60,000	59,766

Putnam Short Term Investment Fund 1.15%(AFF)	Shares	170,614,493	170,614,493

Putnam Cash Collateral Pool, LLC 1.28%(AFF)	Shares	101,326,800	101,326,800

Total short-term investments (cost $283,287,018)			$283,288,232

TOTAL INVESTMENTS

Total investments (cost $9,025,188,813)			$11,713,664,692

FORWARD CURRENCY CONTRACTS at 8/31/17 (aggregate face value $421,193,859) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	9/20/17	$35,111,526	$33,156,208	$(1,955,318)
Barclays Bank PLC
	British Pound	Sell	9/20/17	130,230,486	129,403,573	(826,913)
Citibank, N.A.
	Canadian Dollar	Sell	10/18/17	30,299,918	29,193,182	(1,106,736)
Goldman Sachs International
	British Pound	Sell	9/20/17	130,230,746	129,380,339	(850,407)
	Canadian Dollar	Sell	10/18/17	30,299,998	29,198,105	(1,101,893)
	Euro	Sell	9/20/17	39,937,976	37,715,109	(2,222,867)
State Street Bank and Trust Co.
	Euro	Sell	9/20/17	35,111,407	33,147,343	(1,964,064)

Unrealized appreciation						—

Unrealized depreciation						(10,028,198)

Total						$(10,028,198)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2016 through August 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $11,609,969,823.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $17,464,685, or 0.2% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/2017

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$54,910,525	$884,232,995	$837,816,720	$818,206	$101,326,800
	Putnam Short Term Investment Fund**	261,811,109	603,956,837	695,153,453	1,166,227	170,614,493

	Total Short-term investments	$316,721,634	$1,488,189,832	$1,532,970,173	$1,984,433	$271,941,293
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $101,326,800, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $100,718,891.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $9,513,461.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $8,725,755 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $10,028,198 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $9,513,461 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$898,040,532	$—	$653,227
Consumer staples	678,369,518	—	—
Energy	1,021,520,632	—	—
Financials	2,630,442,925	—	2,355,905
Health care	1,606,743,740	—	—
Industrials	1,115,767,431	—	49
Information technology	1,514,547,827	—	—
Materials	668,698,353	—	—
Real estate	301,643,914	—	—
Telecommunication services	316,664,284	—	—
Utilities	551,654,783	—	—
Total common stocks	11,304,093,939	—	3,009,181
Convertible preferred stocks	—	108,817,836	14,455,504
Short-term investments	170,614,493	112,673,739	—

Totals by level	$11,474,708,432	$221,491,575	$17,464,685

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(10,028,198)	$—

Totals by level	$—	$(10,028,198)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$—	$10,028,198

Total	$—	$10,028,198

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$360,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 27, 2017